Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	0000030162
Amendment Flag	false
Document Creation Date	Jun. 12, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS RESEARCH GROWTH FUND INC | Class Z
Risk/Return:
Trading Symbol	DREQX
DREYFUS RESEARCH GROWTH FUND INC | Class A
Risk/Return:
Trading Symbol	DWOAX
DREYFUS RESEARCH GROWTH FUND INC | Class C
Risk/Return:
Trading Symbol	DWOCX
DREYFUS RESEARCH GROWTH FUND INC | Class I
Risk/Return:
Trading Symbol	DWOIX
DREYFUS RESEARCH GROWTH FUND INC | Class Y
Risk/Return:
Trading Symbol	DRYQX